INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2020	1,100	316	149	142	22	3,959	5,688

Additions	53	188	3	5	5	13	267
Disposals	—	(6)	—	—	—	—	(6)
Amortization charge for the year	(139)	(159)	(23)	(15)	(7)	—	(343)
Impairment	(5)	(3)	—	—	—	(723)	(731)
Transfer	—	6	—	—	(6)	—	—
Translation adjustment	(88)	(41)	(12)	(16)	1	(567)	(723)

As of December 31, 2020	921	301	117	116	15	2,682	4,152

Additions	482	184	—	1	29	14	710
Disposals*	(1)	(1)	—	—	1	(51)	(52)
Amortization charge for the year	(162)	(135)	8	(15)	(4)	—	(308)
Reclassification as held for sale	(34)	(9)	(73)	—	—	(1,034)	(1,150)
Impairment	(4)	(1)	—	—	—	—	(5)
Transfer	40	11	(39)	—	(6)	(7)	(1)
Translation adjustment	(40)	—	1	(2)	1	(62)	(102)

As of December 31, 2021	1,202	350	14	100	36	1,542	3,244
Cost	2,455	1,014	240	687	102	3,539	8,037
Accumulated amortization and impairment	(1,253)	(664)	(226)	(587)	(66)	(1,997)	(4,793)

*This includes disposal of NTC as explained in Note 9.

Schedule of changes in goodwill per cash-generating unit
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2021	Impairment	Translation adjustment	Addition	Reclassification as held for sale	Disposal	Other	December 31, 2020

Russia**	1,084	—	(10)	14	—	(51)	—	1,131
Algeria	—	—	(19)	—	(1,034)	—	—	1,053
Pakistan	287	—	(30)	—	—	—	(7)	324
Kazakhstan	136	—	(4)	—	—	—	—	140
Uzbekistan	35	—	1	—	—	—	—	34

Total	1,542	—	(62)	14	(1,034)	(51)	(7)	2,682

CGU	December 31, 2020	Impairment	Translation adjustment	Addition	December 31, 2019

Russia	1,131	(723)	(424)	13	2,265
Algeria	1,053	—	(114)	—	1,167
Pakistan	324	—	(11)	—	335
Kazakhstan	140	—	(14)	—	154
Uzbekistan	34	—	(4)	—	38

Total	2,682	(723)	(567)	13	3,959
* There is no goodwill allocated to the CGUs of Ukraine, Bangladesh, Kyrgyzstan or Georgia
** In 2021, VEON acquired a majority stake in OTM, a technology platform for the automation and planning of online advertising and IBS DataFort, a cloud IT infrastructure provider in Russia.

Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2021	2020

Less than 1 year	709	747
Between 1 and 5 years	62	19
More than 5 years	198	—

Total commitments	969	766
The above table for 2021 includes future lease commitments relating to the lease agreements between Russia and NTC (Less than 1 year: US$4, Between 1 and 5 years: US$61 and More than 5 years: US$198). For further details on this transaction, refer to Note 9 (Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets).
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2021	2020

Less than 1 year	58	31

Total commitments	58	31

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years